Preferred Stock [Text Block]	6 Months Ended
Sep. 30, 2014
Preferred Stock [Text Block]

9.    PREFERRED STOCK

The number of shares of preferred stock authorized and outstanding, and aggregate amount by liquidation preference at March 31, 2014 and September 30, 2014 were as follows:

	March 31, 2014			September 30, 2014
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount by liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 5	400,000,000	156,000,000	¥390,000	400,000,000	—	¥—
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	—	—

			¥390,001			¥—

On April 1, 2014, MUFG acquired all of the First Series of Class 5 Preferred Stock, and canceled all the acquired shares. Acquisition price was ¥2,500 per share, totaling ¥390,000 million.

On August 1, 2014, 1,000 shares of Class 11 Preferred Stock were acquired in exchange for 1,245 shares of common stock, and those Preferred Stock had been recorded as Treasury stock.

On August 29, 2014, 1,000 shares of Class 11 Preferred Stock were retired.

These retirements of preferred stock were accounted for by decreasing Capital surplus by ¥390,001 million. As of September 30, 2014, there were no preferred stock outstanding and the entire amount of Capital stock on the condensed consolidated balance sheet consisted of only common stock.

See Note 16 to the consolidated financial statements for the fiscal year ended March 31, 2014 for further information about preferred stock.